Loss per share - Schedule of Information on Earnings (Loss) Per Share and Number of Shares Used in Calculations of Basic Loss Per Share (Parenthetical) (Details) - Major Ordinary Share Transactions	Jan. 29, 2024
Earnings per share [line items]
Share split	3
Class A Shares
Earnings per share [line items]
Share split	3